UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:		Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	July 27, 2011

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       65

Form 13F Information Table value total:       $129,888



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen Asia-Pac Income   COM              003009107       4194  572133SH       SOLE                 0       0 572133
Agilent Technologies, Inc. COM              00846U101        508    9935SH       SOLE                 0       0   9935
Amerisourcebergen Corp     COM              03073E105        469   11318SH       SOLE                 0       0  11318
Apple Computer Inc.        COM              037833100        730    2175SH       SOLE                 0       0   2175
BHP Billiton ADR           SPONSORED ADR    05545E209        649    8272SH       SOLE                 0       0   8272
Canadian Nat'l Railway     COM               136375102       555    6942SH       SOLE                 0       0   6942
Caterpillar, Inc.          COM               149123101       612    5745SH       SOLE                 0       0   5745
Chevron Corporation        COM               166764100       822    7992SH       SOLE                 0       0   7992
Church & Dwight Co Inc     COM               171340102       633   15617SH       SOLE                 0       0  15617
Cognizant Tech Sol Cl A    CL A              192446102       652    8895SH       SOLE                 0       0   8895
Conoco Phillips            COM              20825C104        633    8425SH       SOLE                 0       0   8425
Deere & Company            COM               244199105       506    6135SH       SOLE                 0       0   6135
Eaton Corporation          COM               278058102       485    9421SH       SOLE                 0       0   9421
Exxon Mobil Corporation    COM              30231G102       1184   14543SH       SOLE                 0       0  14543
Ford Motor Company         COM               345370860       144   10435SH       SOLE                 0       0  10435
Goldman Sachs Group Inc    COM              38141G204        255    1915SH       SOLE                 0       0   1915
H.J. Heinz Company         COM               423074103       657   12327SH       SOLE                 0       0  12327
IHS Inc.                   COM               451734107       671    8040SH       SOLE                 0       0   8040
Int'l Business Machines    COM               459200101       390    2274SH       SOLE                 0       0   2274
iShares MSCI Australia IndeMSCI AUSTRALIA    464286103      3242  124449SH       SOLE                 0       0 124449
iShares MSCI Canada Idx    MSCI CDA INDEX    464286509      3113   98280SH       SOLE                 0       0  98280
iShares MSCI Hong Kong IndeMSCI HONG KONG    464286871      3162  170727SH       SOLE                 0       0 170727
iShares MSCI New Zealand   ZEALAND INVST     464289123      3581  109926SH       SOLE                 0       0 109926
iShares MSCI Pac Ex Japan  MSCI PAC J IDX    464286665       304    6392SH       SOLE                 0       0   6392
iShares MSCI Singapore IndeMSCI SINGAPORE    464286673      3254  236995SH       SOLE                 0       0 236995
iShares MSCI South Korea   MSCI S KOREA      464286772      3278   50426SH       SOLE                 0       0  50426
iShares S&P Global Telecom S&P GBL TELCM     464287275       648   10691SH       SOLE                 0       0  10691
iShares S&P Global Timber  S&P GTFIDX ETF    464288174      4799  110247SH       SOLE                 0       0 110247
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390      3761   72854SH       SOLE                 0       0  72854
J.P. Morgan Chase & Co.    COM              46625H100        616   15048SH       SOLE                 0       0  15048
Lab Corp of America        COM              50540R409        638    6596SH       SOLE                 0       0   6596
Netflix Inc                COM              64110L106       1289    4907SH       SOLE                 0       0   4907
Potlatch Corporation       COM               737630103      4751  134690SH       SOLE                 0       0 134690
PowerShares DB Agriculture DB AGRICULT FD   73936B408       5281  166379SH       SOLE                 0       0 166379
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209      11155  209963SH       SOLE                 0       0 209963
Powershs Listed Private EquGBL LSTD PVT EQT 73935X195       7592  712158SH       SOLE                 0       0 712158
ProShares Short 20+ TreasurSHRT 20+YR TRE   74347X849       2080   48875SH       SOLE                 0       0  48875
Rayonier, Inc.             COM               754907103      5517   84418SH       SOLE                 0       0  84418
Reinsurance Grp Of Amer    COM               759351109       825   13556SH       SOLE                 0       0  13556
Rovi Corporation           COM               779376102       362    6311SH       SOLE                 0       0   6311
Schlumberger Limited       COM               806857108       834    9649SH       SOLE                 0       0   9649
Southern Company           COM               842587107       545   13506SH       SOLE                 0       0  13506
SPDR Consumer Disc Sector  SBI CONS DISCR   81369Y407        736   18313SH       SOLE                 0       0  18313
SPDR Consumer Staples      SBI CONS STPLS   81369Y308        569   18232SH       SOLE                 0       0  18232
SPDR DJ Wilshire Total Mkt DJ TTL MKT ETF   78464A805        310    3124SH       SOLE                 0       0   3124
SPDR Dow Jones Lrg Cap     DJWS LARGE CAP   78464A854      17836  287534SH       SOLE                 0       0 287534
SPDR Dow Jones Mid Cap     DJWS MIDCAP      78464A847       7466  115850SH       SOLE                 0       0 115850
SPDR Financial Select      SBI INT-FINL     81369Y605        347   22596SH       SOLE                 0       0  22596
SPDR S&P 600 Small Cap     S&P 600 SML CAP  78464A813       3141   44534SH       SOLE                 0       0  44534
Teradata Corp              COM              88076W103        825   13702SH       SOLE                 0       0  13702
Thermo Fisher Scientific   COM               883556102       703   10911SH       SOLE                 0       0  10911
Vanguard Emerging Market   MSCI EMR MKT ETF  922042858      6668  137147SH       SOLE                 0       0 137147
Vanguard Total Stock Mkt   STK MRK ETF       922908769       205    3004SH       SOLE                 0       0   3004
WisdomTree Australia Div FdPAC EX-JAP ETF   97717W810        210    3398SH       SOLE                 0       0   3398
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       5500  104700SH       SOLE                 0       0 104700